Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income tax expense	$ 98	$ 225
Income tax payable	$ 127	$ 246